Principal Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Principal Accounting Policies [Line Items]
Restricted cash (in Dollars) | $					$ 1,000
Impairment loss				¥ 22,677,921
Deferred revenue	7,796,228		5,595,491
Selling and marketing expenses	985,278	140,893	111,780	18,300
cash and cash equivalents	12,782,851		220,724,238	227,040,251	$ 1,827,923
cash deposited	500,000
Impairment loss	83,621,753	$ 11,957,752
Cash	¥ 4,921,106			12,667,977
Payment of dividend as reserve fund	10.00%	10.00%
Payment of dividend as development fund	25.00%	25.00%
Annual appropriations percentage	10.00%	10.00%
Addition to development fund				408,841
Qingtian International School [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received				7,226,647
Langfang school [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	2,563,750		3,406,245	4,351,738
Hainan Jiangcai [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			1,739	2,000
Hebei Chuangxiang [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received			1,483	¥ 521
Lishui International School [Member]
Principal Accounting Policies [Line Items]
Financial subsidies received	¥ 200,000		¥ 190,700
Land use Rights [Member]
Principal Accounting Policies [Line Items]
Estimated useful lives	50 years				50 years
US [Member]
Principal Accounting Policies [Line Items]
Exchange rate translation	1		1		1
Convenience translation rate	1				1
RMB [Member]
Principal Accounting Policies [Line Items]
Exchange rate translation	7.0288		7.1884		7.0288
Convenience translation rate	6.9931				6.9931
PRC [Member]
Principal Accounting Policies [Line Items]
cash deposited | $					$ 68,500
China [Member]
Principal Accounting Policies [Line Items]
Payment of dividend as reserve fund	50.00%	50.00%
Credit Concentration Risk [Member]
Principal Accounting Policies [Line Items]
cash and cash equivalents	¥ 12,667,977